Mineral Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Mineral Properties, Plant and Equipment
11. MINERAL PROPERTIES, PLANT AND EQUIPMENT

Mineral properties, plant and equipment consist of:

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2022
Net of accumulated depreciation	$1,115,905	$327,424	$426,495	$474,727	$2,344,551
Additions	237,339	42,808	—	20,470	300,617
Disposals	(11,339)	—	—	(5,785)	(17,124)
Depreciation and amortization (1)	(201,277)	(6,494)	—	(113,383)	(321,154)
Depreciation charge captured in inventory	(19,470)	—	—	—	(19,470)
Impairment charge	(73,723)	(478)	—	(24,863)	(99,064)
Transfers	(122,720)	78,860	2,043	41,817	—
Closure and decommissioning – changes in estimate (Note 16)	37,998	—	—	—	37,998
As at December 31, 2022	$962,713	$442,120	$428,538	$392,983	$2,226,354
Cost as at December 31, 2022	$3,123,604	$617,364	$841,344	$1,281,366	$5,863,678
Accumulated depreciation and impairments	(2,160,891)	(175,244)	(412,806)	(888,383)	(3,637,324)
Carrying value – December 31, 2022	$962,713	$442,120	$428,538	$392,983	$2,226,354
(1)Includes $5.1 million of depreciation and amortization included in mine care and maintenance for the year ended December 31, 2022.

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2021
Net of accumulated depreciation	$996,745	$307,080	$431,650	$679,531	$2,415,006
Additions	210,484	31,971	7,253	16,766	266,474
Disposals	(1,435)	—	(12,315)	(4,542)	(18,292)
Depreciation and amortization (1)	(166,116)	(2,105)	—	(136,072)	(304,293)
Depreciation charge captured in inventory	(21,249)	—	—	—	(21,249)
Transfers	90,571	(9,522)	(93)	(80,956)	—
Closure and decommissioning – changes in estimate (Note 16)	6,905	—	—	—	6,905
As at December 31, 2021	$1,115,905	$327,424	$426,495	$474,727	$2,344,551
Cost as at December 31, 2021	$3,140,594	$343,705	$839,427	$1,288,392	$5,612,118
Accumulated depreciation and impairments	(2,024,689)	(16,281)	(412,932)	(813,665)	(3,267,567)
Carrying value – December 31, 2021	$1,115,905	$327,424	$426,495	$474,727	$2,344,551
(1)Includes $1.3 million of depreciation and amortization included in mine care and maintenance for the year ended December 31, 2021.

	December 31, 2022			December 31, 2021
	Cost	Accumulated Depreciation (4)	Carrying Value	Cost	Accumulated Depreciation (4)	Carrying Value
Producing properties:
Huaron, Peru	$231,282	$(143,171)	$88,111	$224,700	$(141,902)	$82,798
Morococha, Peru (1)	—	—	—	277,105	(188,821)	88,284
Shahuindo, Peru	636,466	(179,389)	457,077	590,096	(132,727)	457,369
La Arena, Peru	286,235	(142,979)	143,256	208,306	(105,006)	103,300
La Colorada, Mexico	403,698	(205,054)	198,644	355,471	(185,684)	169,787
Dolores, Mexico (1)	1,783,711	(1,586,424)	197,287	1,738,040	(1,350,908)	387,132
Manantial Espejo, Argentina (1) (3)	518,374	(518,374)	—	518,931	(500,244)	18,687
San Vicente, Bolivia	156,260	(119,336)	36,924	151,045	(110,829)	40,216
Timmins, Canada	359,414	(133,120)	226,294	335,488	(103,903)	231,585
Other	29,530	(21,427)	8,103	29,804	(18,330)	11,474
	$4,404,970	$(3,049,274)	$1,355,696	$4,428,986	$(2,838,354)	$1,590,632
Non-Producing Properties:
Land	$6,879	$(1,011)	$5,868	$6,373	$(871)	$5,502
Navidad, Argentina (1)	566,577	(376,141)	190,436	566,577	(376,101)	190,476
Escobal, Guatemala	260,390	(3,078)	257,312	257,390	(1,842)	255,548
Timmins, Canada	63,043	—	63,043	63,018	—	63,018
Shahuindo, Peru	1,376	—	1,376	3,549	—	3,549
La Arena, Peru	117,000	—	117,000	117,005	—	117,005
Minefinders, Mexico (1)	77,210	(37,453)	39,757	78,443	(36,975)	41,468
La Colorada, Mexico	94,672	—	94,672	55,370	—	55,370
Morococha, Peru (2)	238,827	(158,101)	80,726	2,981	—	2,981
Other	32,734	(12,266)	20,468	32,426	(13,424)	19,002
	$1,458,708	$(588,050)	$870,658	$1,183,132	$(429,213)	$753,919
Total	$5,863,678	$(3,637,324)	$2,226,354	$5,612,118	$(3,267,567)	$2,344,551
(1)Includes previously recorded impairment charges at December 31, 2022 of $635.5 million (2021 - $536.4 million) at Dolores, $173.4 million (2021 - $173.4 million) at Manantial Espejo, $386.1 million (2021 - $386.1 million) at Navidad, and $37.0 million (2021 - $37.0 million) at Minefinders.
(2)Morococha was placed on care and maintenance in February 2022.
(3)Manantial Espejo ceased production subsequent to year end.
(4)Includes impairments.